May 5, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re: The Dreyfus Socially Responsible Growth Fund, Inc.
CIK No. 890064
1940 Act File No. 811-7044
Registration Statement File No. 33-49014

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 16, 2004.

Please address any comments or questions to the undersigned at (212) 922-6883.

Very truly yours,

/s/ Kiesha Astwood
Kiesha Astwood
Cc:	J. Prusnofsky
Fulbright & Jaworski L.L.P.
Ernst & Young